Cover Page	May 11, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 11, 2024
Entity File Number	000-17795
Entity Registrant Name	CIRRUS LOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0024818
Entity Address, Address Line One	800 W. 6th Street
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	851-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	CRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A is being filed to supplement the disclosure under Item 5.02 of the Current Report on Form 8-K filed by Cirrus Logic, Inc. (the “Company”) with the Securities and Exchange Commission on May 16, 2024 (the “Original Report”). At the time of the Original Report, the Compensation and Human Resources Committee of the Board of Directors had not made a determination regarding any additional compensation to Ulf Habermann in connection with his appointment as the Company’s Interim Chief Financial Officer. The Company hereby amends the Original Report to include information on Mr. Habermann’s compensation. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Report is amended by this Form 8-K/A.
Entity Central Index Key	0000772406